Borrowings (Tables)	12 Months Ended
Jun. 30, 2021
Borrowings
Schedule of borrowings
Schedule of maturity of the Group's borrowings
	06.30.21	06.30.20
Capital
Less than one year	6,815	17,660
Between 1 and 2 years	34,944	941
Between 2 and 3 years	95	38,790
Between 3 and 4 years	80	97
More than 4 years	59	60
	41,993	57,548
Accrued interest:
Less than one year	919	1,115
Between 3 and 4 years	10	34
	929	1,149
	42,922	58,697

Schedule of borrowings evolution
	06.30.21	06.30.20	06.30.19
Balances at the beginning of the year	58,697	50,516	52,327
Borrowings obtained	52	15,460	5,015
Payment of borrowings	(16,414)	(15,951)	(4,495)
Interest paid	(4,589)	(4,530)	(4,346)
Accrued interest	4,299	4,165	4,509
Foreign exchange	(3,038)	8,537	(3,046)
Short terms loans, net	5,656	1,936	531
Repurchase of non-convertible notes	1,217	(902)	(121)
Payment of non-convertible notes	9	(15)	38
Others	(2,967)	(520)	(41)
Inflation adjustment	-	1	145
Balances at the end of the year	42,922	58,697	50,516

Schedule of non-current borrowings at fixed rates
	06.30.21	06.30.20
NCN Class II due 2023	32,084	28,412
NCN Class IV due 2020	-	11,420
Bank loans	2,159	3,443
	34,243	43,275

Schedule of breakdown the borrowings by fixed and floating rate
Borrowings by currency and rate	06.30.21	06.30.20
Fixed rate:
Argentine Peso	5,652	2,039
US Dollar	35,211	52,655
Subtotal borrowings at fixed rate	40,863	54,694
Floating rate:
Argentine Peso	257	776
US Dollar	1,802	3,227
Subtotal borrowings at floating rate	2,059	4,003
Total borrowings	42,922	58,697
Total borrowings in accordance with financial statement	42,922	58,697